10. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the four quarters of 2012 and 2011 are as follows (in thousands):

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2012	2012	2012	2012	2011	2011	2011	2011

Net interest income	$108	$112	$112	$134	$5	$–	$–	$–
SG&A expense	86	78	57	123	5	–	–	–
Income from continuing operations	22	34	55	11	–	–	–	–
Income from discontinued operations	–	–	–	–	–	70	92	147
Net Income	$22	$34	$55	$11	$–	$70	$92	$147